Note 30 - Loan Notes Payable	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
30	Loan notes payable

On November 1, 2022 Caledonia, in connection with the Share Purchase Agreement, entered into a Loan notes Instrument agreement (“loan notes” or “notes”) with Bulawayo Mining to acquire all the shares of Motapa, along with its wholly owned subsidiary Arraskar. The acquisition was assessed as an E&E asset acquisition. The purchased shares are with full title guarantee and free from all Encumbrances, together with all rights attached or accruing to them. The loan notes certificate was also issued by Caledonia on November 1, 2022.

The aggregate principal amount of the loan notes is limited to US$7.25 million. Interest on the loan notes is compounded monthly at an interest rate of 13% per annum. Interest shall be payable on the principal amount of the loan notes outstanding from time to time from the issue date of the loan notes until the date of redemption of the loan notes at the interest rate.

The loan notes will be payable on the following maturity dates:

●	$5 million notes to be payable, March 31, 2023 and,
●	in respect of the remaining $2.25 million notes to be issued, June 30, 2023 or,
●	in each case, such later date as may be agreed, in writing, between the Caledonia and each of the noteholders.

Caledonia shall pay accrued interest in cash, in arrear to Bulawayo Mining on the relevant maturity date.

All notes repaid by Caledonia shall be automatically and immediately cancelled and shall not be reissued.

If Caledonia fails to pay Bulawayo Mining any principal amount or any interest due on the notes on the date on which such amount becomes due and payable, Caledonia shall pay default interest at a rate of 10% per annum on such overdue amount from the date of such failure up to the date of actual payment (after as well as before judgment), calculated and accruing on a daily basis for so long as the amount remains unpaid.

Caledonia shall retain at least $1 million as the penalty sum, in a bank account held in its name in Jersey for so long as any amounts remain outstanding on the notes. No default interest shall be payable on the penalty sum.

Greenstone Management Services Holdings Limited (UK) (“GMS UK”), Caledonia’s subsidiary, shall guarantee Caledonia’s obligations. GMS UK unconditionally and irrevocably guarantees to each of the noteholders from time to time that if, for any reason whatsoever, the aggregate outstanding principal amount of its notes (or any part of it) together with all outstanding accrued interest thereon is not paid in full by Caledonia on the due date it shall, on demand in writing by such noteholder, pay such sum as shall be equal to the amount in respect of which such default has been made, provided that GMS UK’s maximum aggregate liability shall not exceed an amount equal to the aggregate outstanding principal amount of its notes in issue at any time and all outstanding accrued interest (including such penalty sum, if any) thereon due to such noteholder. Payment by GMS UK to any noteholder made in accordance with the above shall be deemed a valid payment for all purposes. GMS UK shall be liable under this guarantee as if it were a principal and independent debtor and accordingly it shall not have, as regards the loan notes, any of the rights or defences of a surety as against the noteholders.

According to management’s best estimate, the value on initial recognition and subsequent measurement of the financial guarantee contract deemed to be not significant and zero. This is supported by management estimating the risk being very low for Caledonia not fulling to pay the notes due on the respective maturity dates.

The fair value of the loan notes payable at inception, November 1, 2022, was measured at $6,802. The effective interest rate on the loan notes were estimated to be 12.75% per annum. The loan notes were subsequently measured at amortised cost.

A summary of the loan notes payable is as follows:

Fair value November 1, 2022	6,802
Finance cost	302
Balance December 31, 2022	7,104

Refer to note 18 for more information on the exploration and evaluation asset acquired.